Summary of Significant Accounting Policies - Schedule of Net Liabilities Eliminated (Parenthetical) (Detail)	0 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Regulatory Assets [Abstract]
Initial public offering completion date	Apr. 15, 2013	Apr. 15, 2013